S000010509 [Member] Investment Objectives and Goals - AB Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION GROWTH FUNDS AB Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.